Terminal Drive, Plainview, New York 11803 • Phone (516) 677-0200 • Fax (516) 677-0380 • Internet www.veeco.com

December 12, 2008

BY EDGAR AND BY FAX

Kevin L. Vaughn

Accounting Branch Chief

Securities and Exchange Commission

Mail Stop 3030

Washington, D.C. 20549

Re:	Veeco Instruments Inc.
Form 10-K for Year Ended December 31, 2007 Filed February 28, 2008
Form 10-Q for the Quarter Ended September 30, 2008
Form 8-K Dated October 23, 2008
File No. 000-16244

Dear Mr. Vaughn:

Veeco Instruments Inc. (the “Company”) submits this letter in response to the comments of the staff of the Division of Corporation Finance of the Securities and Exchange Commission (the “Commission”) with respect to the Company’s Form 10-K for the year ended December 31, 2007, filed February 28, 2008, the Company’s Form 10-Q for the quarter ended September 30, 2008 and the Company’s Form 8-K dated October 23, 2008 (File No. 000-16244), as set forth in your letter to John F. Rein, Jr. dated November 19, 2008.

The Company acknowledges that:

(1)	the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

(2)	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

(3)	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

VEECO INSTRUMENTS INC.

By:	/s/	John F. Rein, Jr.
Name:		John F. Rein, Jr.
Title:		Executive Vice President and
Chief Financial Officer

cc:	Martin James
Tara L. Harkins
Gabe Eckstein
Tim Buchmiller

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